Exhibit 99.02

Client Name:	Onslow
Client Project Name:	OBX 2020-EXP1
Start - End Dates:	1/26/2018 - 11/14/2019
Deal Loan Count:	91

Conditions Report 2.0

Loans in Report:	91
Loans with Conditions:	91

149 - Total Active Conditions
2 - Material Conditions
1 - Credit Review Scope
1 - Category: Application
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
147 - Non-Material Conditions
11 - Credit Review Scope
2 - Category: Application
8 - Category: Credit/Mtg History
1 - Category: Legal Documents
136 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Documentation
4 - Category: Federal Consumer Protection
22 - Category: RESPA
108 - Category: TILA/RESPA Integrated Disclosure
256 - Total Satisfied Conditions

93 - Credit Review Scope
89 - Category: Application
2 - Category: Re-Verifications
1 - Category: Terms/Guidelines
1 - Category: Title
120 - Property Valuations Review Scope
77 - Category: Appraisal
42 - Category: FEMA
1 - Category: Property
43 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
40 - Category: TILA/RESPA Integrated Disclosure
5 - Total Waived Conditions

5 - Credit Review Scope
4 - Category: Assets
1 - Category: DTI

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